Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In 2022, the SEC adopted rules requiring us to compare executive compensation information for our principal executive officer (“PEO”) and other NEOs (“Non-PEO NEOs”) to our prescribed financial performance measures. The table below sets forth our pay versus performance disclosure in accordance with Item 402(v) of Regulation S-K.

Year(a)	Summary Compensation Table Total for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)	Value of Initial Fixed $100 Investment Based On:
					RRX TSR ($)(f)	S&P 400 Industrials Index TSR ($)(g)	Net Income ($ in millions)(h)	Adjusted EPS ($)(i)
2025	11,468,817	5,816,002	2,924,269	1,872,135	125.69	191.48	279.5	9.65
2024	11,929,806	12,151,366	2,940,677	2,924,343	137.53	169.56	196.2	9.12
2023	11,459,185	13,685,972	2,896,068	3,217,450	130.07	149.41	(57.4)	9.15
2022	8,644,999	(1,518,528)	2,177,056	299,495	104.43	113.68	488.9	10.75
2021	7,401,555	19,141,375	1,882,286	4,227,764	146.56	128.45	229.6	8.59

Company Selected Measure Name	adjusted earnings per share
Named Executive Officers, Footnote	This statement includes five years (2021, 2022, 2023, 2024 and 2025). (b)The principal executive officer (“PEO”) is Louis V. Pinkham for all years shown.
PEO Total Compensation Amount	$ 11,468,817	$ 11,929,806	$ 11,459,185	$ 8,644,999	$ 7,401,555
PEO Actually Paid Compensation Amount	$ 5,816,002	12,151,366	13,685,972	(1,518,528)	19,141,375
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) to our PEO reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below.

Year	2021	2022	2023	2024	2025
SCT Total Compensation ($)	7,401,555	8,644,999	11,459,185	11,929,806	11,468,817
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,226,987)	(5,846,486)	(8,364,427)	(9,003,727)	(7,693,848)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	8,303,585	3,906,965	6,245,153	7,259,783	7,985,764
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	6,844,214	(5,742,851)	1,434,379	889,755	(5,152,813)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	156,536	—	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	662,472	(2,375,482)	2,911,682	1,075,748	(791,919)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(105,673)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	19,141,375	(1,518,528)	13,685,972	12,151,366	5,816,002

Non-PEO NEO Average Total Compensation Amount	$ 2,924,269	2,940,677	2,896,068	2,177,056	1,882,286
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,872,135	2,924,343	3,217,450	299,495	4,227,764
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (CAP) to our non-PEO NEOs reflects the respective amounts set forth in column (e) of the table above, adjusted as set forth in the table below. The assumptions used to calculate the fair values did not differ materially from the assumptions used to calculate the fair values as of the grant dates.

Year	2021	2022	2023	2024	2025
Non-PEO NEOs	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above	See column (d) note above
SCT Total Compensation ($)	1,882,286	2,177,056	2,896,068	2,940,677	2,924,269
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(840,292)	(1,122,664)	(1,792,882)	(1,870,123)	(1,532,339)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	1,568,075	760,195	1,338,630	1,522,075	1,590,475
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,349,327	(1,088,918)	333,338	143,115	(966,587)
Fair Value as of Vesting Date for Awards Granted that Vested in Same Year ($)	62,160	—	—	—	—
Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	229,193	(412,434)	449,437	188,598	(135,853)
Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	(22,985)	(13,740)	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	(7,140)	—	(7,830)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	4,227,764	299,495	3,217,450	2,924,343	1,872,135

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.
CAP vs. TSR
CAP vs. Net Income
CAP vs. Adjusted EPS

Compensation Actually Paid vs. Net Income
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.
CAP vs. TSR
CAP vs. Net Income
CAP vs. Adjusted EPS

Compensation Actually Paid vs. Company Selected Measure
Relationship between Pay and Performance
Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2021, 2022, 2023, 2024 and 2025, to (1) our TSR and the TSR of the S&P 400 Industrials Index, (2) our net income and (3) our adjusted earnings per share.
CAP vs. TSR
CAP vs. Net Income
CAP vs. Adjusted EPS

Tabular List, Table
Most Important Measures to Determine 2025 Compensation Actually Paid
The four performance measures listed below represent the most important metrics we used to link CAP to financial performance for fiscal year 2025 as further described in our Compensation Discussion and Analysis.

Most Important Performance Measures
1. Adjusted Earnings Per Share
2. Adjusted Free Cash Flow
3. Total Shareholder Return
4. Return on Invested Capital

Total Shareholder Return Amount	$ 125.69	137.53	130.07	104.43	146.56
Peer Group Total Shareholder Return Amount	191.48	169.56	149.41	113.68	128.45
Net Income (Loss)	$ 279,500,000	$ 196,200,000	$ (57,400,000)	$ 488,900,000	$ 229,600,000
Company Selected Measure Amount | $ / shares	9.65	9.12	9.15	10.75	8.59
PEO Name	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham	Louis V. Pinkham
Measure:: 1
Pay vs Performance Disclosure
Name	1. Adjusted Earnings Per Share
Non-GAAP Measure Description	Company-selected measure is adjusted earnings per share, defined as earnings per share adjusted for restructuring and related costs, transaction and related costs, goodwill impairment, inventory step-up adjustment, intangible amortization, share-based compensation expense, gain on sale of assets, impairments and exist related costs and discrete tax items, calculated as set forth in our earnings release for the fiscal year ended December 31, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	2. Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	3. Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	4. Return on Invested Capital
PEO | Less: Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,693,848)	$ (9,003,727)	$ (8,364,427)	$ (5,846,486)	$ (4,226,987)
PEO | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,985,764	7,259,783	6,245,153	3,906,965	8,303,585
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,152,813)	889,755	1,434,379	(5,742,851)	6,844,214
PEO | Fair Value as of Vesting Date for Awards Granted that Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	156,536
PEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(791,919)	1,075,748	2,911,682	(2,375,482)	662,472
PEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(105,673)	0
PEO | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Less: Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,532,339)	(1,870,123)	(1,792,882)	(1,122,664)	(840,292)
Non-PEO NEO | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,590,475	1,522,075	1,338,630	760,195	1,568,075
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(966,587)	143,115	333,338	(1,088,918)	1,349,327
Non-PEO NEO | Fair Value as of Vesting Date for Awards Granted that Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	62,160
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,853)	188,598	449,437	(412,434)	229,193
Non-PEO NEO | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(13,740)	(22,985)
Non-PEO NEO | Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,830)	0	(7,140)	0	0
Non-PEO NEO | Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0